International Equity Fund Investment Objectives and Goals - International Equity Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Equity Fund seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.